13F-HR

05/15/09

0001103804
dk2hcr*f

NONE
1

Carl Casler
203-863-5039

ccasler@vikingglobal.com

13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

                                   FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: _____
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Viking Global Investors LP
Address:  55 Railroad Avenue, Greenwich, CT 06830

Form 13F File Number:28-05515

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Carl Casler
Title: 	Chief Financial Officer
Phone: 	203-863-5039

Signature, Place and Date of Signing:

/s/ Carl Casler,  Greenwich, CT, May 15, 2009

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total: 3,575,160
					-------------
					Thousands

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

						   TITLE OF             VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                         CLASS       Cusip   X($1000) PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE     SHARED   NONE
ACE Ltd.                                   COMMON STOCK H0023R105 55049    1362600  SH       SOLE            1362600
Alliance Data Systems Corp.                COMMON STOCK 018581108 8025     221200   SH       SOLE            221200
Aon Corp                                   COMMON STOCK 037389103 33431    819000   SH       SOLE            819000
Apollo Group, Inc.                         COMMON STOCK 037604105 452849   5781300  SH       SOLE            5781300
Career Education Corp                      COMMON STOCK 141665109 111816   4666800  SH       SOLE            4666800
Charles River Laboratories                 COMMON STOCK 159864107 66882    2458000  SH       SOLE            2458000
Cognizant Technology Solutions Corp        COMMON STOCK 192446102 115912   5575400  SH       SOLE            5575400
CVS/Caremark Corp                          COMMON STOCK 126650100 28771    1046600  SH       SOLE            1046600
Danaher Corp                               COMMON STOCK 235851102 52669    971400   SH       SOLE            971400
DaVita Inc.                                COMMON STOCK 23918K108 96404    2193500  SH       SOLE            2193500
First Horizon National Corp                COMMON STOCK 320517105 41937    3904761  SH       SOLE            3904761
Google Inc.                                COMMON STOCK 38259P508 208313   598500   SH       SOLE            598500
Illumina Inc.                              COMMON STOCK 452327109 53580    1438800  SH       SOLE            1438800
Invesco Limited                            COMMON STOCK G491BT108 317413   22901400 SH       SOLE            22901400
JP Morgan Chase & Co.                      COMMON STOCK 46625H100 147404   5545700  SH       SOLE            5545700
Lender Processing Services                 COMMON STOCK 52602E102 55982    1828900  SH       SOLE            1828900
Macrovision Solutions Corp                 COMMON STOCK 55611C108 70081    3939350  SH       SOLE            3939350
Mastercard Inc                             COMMON STOCK 57636Q104 447322   2670900  SH       SOLE            2670900
McKesson Corp.                             COMMON STOCK 58155Q103 48824    1393400  SH       SOLE            1393400
MSCI Inc                                   COMMON STOCK 55354G100 107363   6349100  SH       SOLE            6349100
NRG Energy Inc                             COMMON STOCK 629377508 121425   6899200  SH       SOLE            6899200
Oracle Corporation                         COMMON STOCK 68389X105 29506    1632900  SH       SOLE            1632900
Palm Inc                                   COMMON STOCK 696643105 874      101798   SH       SOLE            101798
Priceline.com                              COMMON STOCK 741503403 190545   2418700  SH       SOLE            2418700
Qualcomm Inc                               COMMON STOCK 747525103 254093   6530300  SH       SOLE            6530300
Suntrust Banks Inc                         COMMON STOCK 867914103 21519    1833000  SH       SOLE            1833000
Teleflex Inc                               COMMON STOCK 879369106 23117    591400   SH       SOLE            591400
The Travelers Companies                    COMMON STOCK 89417E109 64264    1581300  SH       SOLE            1581300
Thermo Fisher Scientific Inc.              COMMON STOCK 883556102 51757    1451000  SH       SOLE            1451000
Thoratec Corp.                             COMMON STOCK 885175307 20960    815900   SH       SOLE            815900
Universal Health Services Inc              COMMON STOCK 913903100 17042    444500   SH       SOLE            444500
Visa Inc                                   COMMON STOCK 92826C839 207093   3724700  SH       SOLE            3724700
Wal-Mart Stores Inc                        COMMON STOCK 931142103 52938    1016100  SH       SOLE            1016100

S REPORT SUMMARY 33 DATA RECORDS